Goodwill and Intangible Assets (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Intangible Assets
Gross carrying amount of intangible assets subject to amortization	$ 114,609	$ 88,446
Accumulated Amortization	(46,840)	(27,624)
Total	67,769	60,822
Minimum
Intangible Assets
Amortization Period	2 years
Maximum
Intangible Assets
Amortization Period	20 years
Terminalling services
Intangible Assets
Gross carrying amount of intangible assets subject to amortization	26,365	26,365
Accumulated Amortization	(8,415)	(7,333)
Total	17,950	19,032
Amortization Period	20 years	20 years
Customer relationships
Intangible Assets
Gross carrying amount of intangible assets subject to amortization	43,986	17,986
Accumulated Amortization	(24,140)	(11,178)
Total	19,846	6,808
Customer relationships | Minimum
Intangible Assets
Amortization Period	2 years	8 years
Customer relationships | Maximum
Intangible Assets
Amortization Period	15 years	15 years
Supply contracts
Intangible Assets
Gross carrying amount of intangible assets subject to amortization	39,646	39,646
Accumulated Amortization	(10,909)	(6,239)
Total	28,737	33,407
Supply contracts | Minimum
Intangible Assets
Amortization Period	5 years	5 years
Supply contracts | Maximum
Intangible Assets
Amortization Period	15 years	15 years
Brand incentive program
Intangible Assets
Gross carrying amount of intangible assets subject to amortization	1,445	1,445
Accumulated Amortization	(641)	(403)
Total	804	1,042
Amortization Period	5 years	5 years
Software
Intangible Assets
Gross carrying amount of intangible assets subject to amortization	1,139	1,139
Accumulated Amortization	(1,139)	(1,139)
Amortization Period	5 years	5 years
Covenants not to compete
Intangible Assets
Gross carrying amount of intangible assets subject to amortization	942	942
Accumulated Amortization	(942)	(932)
Total		10
Covenants not to compete | Minimum
Intangible Assets
Amortization Period	3 years	3 years
Covenants not to compete | Maximum
Intangible Assets
Amortization Period	5 years	5 years
Customer contracts
Intangible Assets
Gross carrying amount of intangible assets subject to amortization	307	307
Accumulated Amortization	(307)	(307)
Amortization Period	2 years	2 years
Other intangible assets
Intangible Assets
Gross carrying amount of intangible assets subject to amortization	779	616
Accumulated Amortization	(347)	(93)
Total	$ 432	$ 523
Amortization Period	20 years	20 years